Income Taxes Components of Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ (440)	$ 0	$ (401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	0	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
Benefit (provision) for income taxes	$ 826	$ (1,547)	$ (2,367)